UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIDX International Discovery Fund –
.
TIDDX International Discovery Fund–
.
I  Class
TRZKX International Discovery Fund–
.
Z Class

T. ROWE PRICE International Discovery Fund
HIGHLIGHTS
The fund underperformed its benchmark, the S&P Global ex-U.S. Small Cap
Index Net, and its Lipper peer group average in the 12-month period ended
October 31, 2022.
At a country level, stock selection and our overweight allocations in the UK and
China detracted, as did our choice of securities in Germany. In contrast, security selection in Japan and Saudi Arabia and our lack of exposure to South Korea contributed to relative performance. On a sector basis, our underweight position in the energy sector and our stock selection in financials, consumer staples, and communication services weighed the most on performance.
We continued to focus on quality companies with durable growth prospects and prudent balance sheets and own compelling opportunities in a variety of sectors, such as consumer discretionary, health care, and information technology. In contrast, we have less conviction overall in materials, real estate, and energy.
The current investment environment is marked by a high degree of geopolitical and economic uncertainty. There is a wide range of potential outcomes for consumer and industrial confidence and expenditure, inflation, and central bank actions. At such times, we believe it is even more important to remain focused on fundamental smaller-company research where we think we can have an edge.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Discovery Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE International Discovery Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Discovery Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Discovery Fund returned -37.03% in the 12-month period ended October 31, 2022. The fund underperformed the S&P Global ex-U.S.
Small Cap Index Net, the MSCI EAFE Small Cap Index, and the Lipper
International Small/Mid-Cap Growth Funds Average. (Returns for the I and
Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results . )
What factors influenced the
fund’s performance?
At a country level, stock
selection and our overweight
allocations in the UK and
China detracted, as did
our choice of securities
in Germany. In contrast,
security selection in Japan
and Saudi Arabia and our
lack of exposure to South
Korea added to relative
performance. On a sector
basis, our underweight
position in energy and our
stock selection in financials,
consumer staples, and
communication services
weighed the most on performance. Conversely, our choice of securities in materials was favorable, although these gains were more than offset by our below-benchmark allocation.
Our large overweight exposure to the UK weighed on performance, as did our stock selection. UK small- and mid-cap shares fell as rising energy bills and inflation curbed consumer spending and economic growth. The government, under new Prime Minister Liz Truss, announced a fiscal package in September
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
International Discovery
Fund –
.
-15.25% -37.03%
International Discovery
Fund–
.
I  Class -15.18 -36.91
International Discovery
Fund–
.
Z Class -14.71 -36.23
S&P Global ex-U.S. Small
Cap Index Net -16.14 -29.07
MSCI EAFE Small Cap
Index -16.73 -29.95
Lipper International Small/
Mid-Cap Growth Funds
Average -15.42 -32.65

T. ROWE PRICE International Discovery Fund

that was poorly received by markets and pushed the UK pound to a record low versus the U.S. dollar. Among our holdings, Ascential, a business-to-business media company specializing in exhibitions, festivals, and information services for retailers, underperformed. The company delivered very strong corporate results, driven by excellent performance in the digital commerce business, but shares suffered as investors shunned highly valued technology companies as growth slowed and interest rates continued to rise. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our large exposure to China and our choice of securities also eroded relative returns. Chinese equities fell sharply as the central bank sought to ease selling pressure on the yuan resulting from a widening policy divergence with the
Federal Reserve. Country Garden Services, one of the top three property management companies in China, was our worst-performing holding.
Corporate results were severely affected by the slowdown in project deliveries, hurt by the continuing coronavirus lockdowns and weak property market, and impacted by continuing margin compression. Similarly, Kanzhun, a
Chinese online recruitment platform, weakened over the period. The company reported quarterly results that showed a significant fall in cash billings due to a lack of new user registrations, coronavirus-related disruptions, and a weakening economy.
Conversely, our position in Saudi Tadawul Group added value as its share price soared; the operator of the only regulated exchange, depository, and clearing counterparty in Saudi Arabia benefits directly from growing trading volumes in the kingdom. The market was very encouraged by the company’s first set of financial results since its initial public offering in December 2021, with profits comfortably ahead of consensus expectations.
In Japan, our holding in Nextage, a major used car retailer, surged toward the end of the reporting period. The company delivered a record-high profit in the second quarter of the year, and despite adverse conditions in the domestic market, the company managed to generate strong sales growth.
How is the fund positioned?
We continued to focus on quality companies with durable growth prospects and prudent balance sheets and own compelling opportunities in a variety of sectors, such as consumer discretionary, health care, and information technology (IT). In contrast, we have less conviction overall in materials, real estate, and energy. At the country level, we prefer the UK and China over South
Korea and Taiwan.

T. ROWE PRICE International Discovery Fund

In a challenging environment, we have been even more mindful of high valuations and persistently high inflation leading to higher input costs and, therefore, pressure on margins.
We believe China has somewhat decoupled from the rest of the world and is experiencing a different cycle, with authorities becoming more accommodative as opposed to tightening policy. Containing the spread of COVID-19 will be key to the economy’s prospects. We seek to be invested in high-quality companies with strong business models. In our view, leading city-gas distributor China Resources Gas stands to benefit from steadily growing gas consumption in China, supported by environmental protection policies and increasing gas sources. We believe it can create value and gain market share through merger and acquisition activity, as the coronavirus pandemic and regulatory tightening have the potential to accelerate industry consolidation.
The consumer discretionary sector has struggled amid signs of slowing global economic growth and reduced consumer spending as disposable incomes are squeezed by higher inflation. Consumers in China also reined in their spending, and some companies struggled due to coronavirus lockdowns and virus containment measures. We reduced our position in Zheijian
Shuanghuan Driveline, which develops and manufactures transmission gears and issued a profit warning with its first-half results amid lockdown and virus infection-control measures.
We increased our allocation to energy, with a view to taking advantage of a likely increase in exploration and production due to higher oil and gas prices.
We opened a position in Norwegian oil services company TGS, a seismic data company servicing global oil companies. We think the company will benefit from greater activity in the oil and gas industry.

T. ROWE PRICE International Discovery Fund

Investor optimism about future
growth potential pushed many IT
companies’ valuations well above
their historical averages early in
the reporting period. Against this
backdrop, we sold shares in some
of our holdings, including Aixtron,
a leading provider of deposition
equipment to the compound
semiconductor industry. Although
we retained an overweight position
to this sector, we reduced our
exposure to semiconductor-
related names amid concerns
that a recession could cause an
industry downcycle.
What is portfolio
management’s outlook?
The current investment
environment is marked by a high
degree of geopolitical and economic
uncertainty. There is a wide range
of potential outcomes for consumer and industrial confidence and expenditure, inflation, and central bank actions. Some segments of the market have begun to price in the probability of a recession.
At such times, we believe it is even more important to remain focused on fundamental smaller-company research where we think we can have an edge.
While an awareness of the macroeconomic and political environment is necessary, we look to discover those companies that can be much larger in five to 10 years’ time whatever transpires.
International smaller-companies’ indexes have pulled back sharply this year but are still not what one would describe as “cheap.” Recent developments are likely to put pressure on costs, supply chains, and demand, weighing on corporate earnings across most sectors.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Industrials and Business
Services 19.9% 21.8%
Consumer Discretionary 20.7  18.0
Information Technology 14.3  14.4
Health Care 13.2  13.7
Financials 9.9  10.1
Communication Services 6.0  5.0
Materials 5.1  4.9
Real Estate 4.7  4.1
Consumer Staples 2.8  2.2
Energy 0.2  2.0
Utilities 1.0  1.1
Other and Reserves 2.2  2.7
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Discovery Fund

While many countries are now, to varying degrees, on track to leave the coronavirus pandemic behind, several industries are still experiencing an accelerated shift from the offline to the online world, and there is an increasing awareness of sustainability issues. We are focused on identifying companies that could be material beneficiaries of these forces—genuine insights here will be valuable, as the market is wrestling with much uncertainty as to how individual companies are positioned.
In these uncertain times, it is important to be prepared for market dislocations triggered by events. Market rotations and volatility are presenting us with an increasing number of new opportunities. We are also focused on defending those holdings that have recently been sharply derated but where the business remains fundamentally robust and may even be stronger after recent events. If we do enter a slower economic environment, then the investment attractions of smaller companies that do have a more sustainable growth outlook could become stronger.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Discovery Fund

RISKS OF INVESTING IN THE FUND
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources.
Their securities may trade less frequently and with greater price swings.
Risks can result from varying stages of economic and political development;
differing regulatory environments, trading days, and accounting standards; and
higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE International Discovery Fund

Note: The S&P Global ex-U.S. Small Cap Index Net is a product of S&P Dow
Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are
registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark
Holdings LLC (“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P Global ex-U.S. Small Cap Index Net.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE International Discovery Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/22
MercadoLibre, Argentina 1.7%
Amplifon, Italy 1.5
BAWAG Group, Austria 1.4
Keywords Studios, United Kingdom 1.1
Abcam, United Kingdom 1.1
Carel Industries, Italy 1.1
Eurofins Scientific, France 1.0
Descartes Systems Group, Canada 1.0
Amadeus IT Group, Spain 1.0
Ascential, United Kingdom 1.0
SPIE, France 1.0
Kanzhun, China 0.9
YouGov, United Kingdom 0.9
Nextage, Japan 0.9
Laboratorios Farmaceuticos Rovi, Spain 0.9
Croda International, United Kingdom 0.8
FinecoBank Banca Fineco, Italy 0.8
Spin Master, Canada 0.8
Aiful, Japan 0.8
Hanwa, Japan 0.8
Yangzijiang Shipbuilding Holdings, China 0.8
Steadfast Group, Australia 0.8
Torrent Pharmaceuticals, India 0.8
IMCD, Netherlands 0.8
Fisher & Paykel Healthcare, New Zealand 0.8
Total 24.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Discovery Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL DISCOVERY FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Discovery
Fund –
.
-37.03% 0.38% 6.85% – –
International Discovery
Fund–
.
I  Class -36.91 0.52 – 5.06% 12/17/15
International Discovery
Fund–
.
Z  Class -36.23 – – -22.41 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE International Discovery Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
International Discovery Fund 1.18%
International Discovery Fund–I Class 1.05
International Discovery Fund–Z Class 1.05
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Discovery Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTERNATIONAL DISCOVERY FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $847.50 $5.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.95   6.31
I Class
Actual   1,000.00   848.20   5.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.76   5.50
Z Class
Actual   1,000.00   852.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.24%, the
2
I Class
was 1.08%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Discovery Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Discovery
Fund –
.
-37.91% 0.18% 6.71% – –
International Discovery
Fund–
.
I  Class -37.81  0.32  – 4.71% 12/17/15
International Discovery
Fund–
.
Z  Class -37.14  – – -24.76  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 98.74 $ 79.63 $ 65.08 $ 62.81 $ 70.89
Investment activities
Net investment income (loss)
(1)(2)
0.18 (0.08) 0.05 0.53 0.33
Net realized and unrealized gain/
loss (32.33) 23.09 15.29 5.18 (5.95)
Total from investment activities (32.15) 23.01 15.34 5.71 (5.62)
Distributions
Net investment income — (0.07) (0.57) (0.32) (0.25)
Net realized gain (12.92) (3.83) (0.22) (3.12) (2.22)
Total distributions (12.92) (3.90) (0.79) (3.44) (2.47)
Redemption fees added to paid-in
capital
(1)(3)
— — — —
(4)
0.01
NET ASSET VALUE
End of period $ 53.67 $ 98.74 $ 79.63 $ 65.08 $ 62.81

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(5)
(37.03)% 29.50% 23.79% 10.07% (8.28)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.23% 1.18% 1.19% 1.20% 1.20%
Net expenses after waivers/
payments by Price Associates 1.23% 1.18% 1.19% 1.20% 1.20%
Net investment income (loss) 0.25% (0.08)% 0.08% 0.87% 0.46%
Portfolio turnover rate 24.6% 29.4% 26.8% 26.0% 31.8%
Net assets, end of period (in
millions) $2,647 $5,979 $5,081 $4,673 $4,623
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 99.01 $ 79.82 $ 65.17 $ 62.92 $ 70.98
Investment activities
Net investment income
(1)(2)
0.38 0.06 0.14 0.63 0.42
Net realized and unrealized gain/
loss (32.47) 23.12 15.32 5.15 (5.95)
Total from investment activities (32.09) 23.18 15.46 5.78 (5.53)
Distributions
Net investment income — (0.16) (0.59) (0.42) (0.32)
Net realized gain (13.10) (3.83) (0.22) (3.12) (2.22)
Total distributions (13.10) (3.99) (0.81) (3.54) (2.54)
Redemption fees added to paid-in
capital
(1)(3)
— — — 0.01 0.01
NET ASSET VALUE
End of period $ 53.82 $ 99.01 $ 79.82 $ 65.17 $ 62.92

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(36.91)% 29.66% 23.95% 10.21% (8.15)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.08% 1.05% 1.06% 1.07% 1.07%
Net expenses after waivers/
payments by Price Associates 1.08% 1.05% 1.06% 1.07% 1.07%
Net investment income 0.56% 0.06% 0.21% 1.02% 0.59%
Portfolio turnover rate 24.6% 29.4% 26.8% 26.0% 31.8%
Net assets, end of period (in
millions) $3,172 $4,661 $3,965 $3,519 $3,110
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
. . Year
Ended
10/31/22
2/22/21
(1)
Through
10/31/21
NET ASSET VALUE
Beginning of period $ 99.53 $ 97.41
Investment activities
Net investment income
(2)(3)
1.08 1.04
Net realized and unrealized gain/loss (32.43) 1.08
Total from investment activities (31.35) 2.12
Distributions
Net realized gain (14.10) —
NET ASSET VALUE
End of period $ 54.08 $ 99.53
Ratios/Supplemental Data
Total return
(3)(4)
(36.23)% 2.18%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 1.07% 1.05%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00%
(5)
Net investment income 1.58% 1.51%
(5)
Portfolio turnover rate 24.6% 29.4%
Net assets, end of period (in millions) $122 $197
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Discovery Fund
October 31, 2022
20
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.7%
Common Stocks 1.7%
MercadoLibre (USD)  (1) 109,600 98,818
Total Argentina (Cost
$35,482
)
98,818
AUSTRALIA 3.1%
Common Stocks 3.1%
ALS  1,654,640 12,104
Cochlear  287,552 36,733
IDP Education  1,570,896 29,638
oOh!media  17,785,816 14,386
OZ Minerals  1,585,666 24,552
Steadfast Group  14,497,893 46,970
Xero  (1) 428,328 21,270
Total Australia (Cost
$133,389
)
185,653
AUSTRIA 1.4%
Common Stocks 1.4%
BAWAG Group  1,738,688 83,937
Total Austria (Cost
$80,706
)
83,937
BRAZIL 1.7%
Common Stocks 1.3%
Arco Platform, Class A (USD)  (1)(2)(3) 1,666,800 18,902
CI&T, Class A (USD)  (1)(2)(3) 1,017,296 8,342
Grupo SBF  7,428,000 27,063
Intelbras Industria de Telecomunicacao Eletronica Brasileira  3,352,700 23,554
77,861
Preferred Stocks 0.4%
Marcopolo  (2) 45,067,283 24,952
24,952
Total Brazil (Cost
$145,807
)
102,813
CANADA 5.5%
Common Stocks 5.5%
Altus Group  843,200 29,963
Aritzia  (1) 1,138,600 44,162
ATS Automation Tooling Systems  (1) 283,300 8,963
T. ROWE PRICE International Discovery Fund

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
CAE (1) 1,242,500 23,713
Definity Financial  963,464 28,536
dentalcorp Holdings  (1)(3) 2,577,008 14,357
Descartes Systems Group  (1) 863,300 59,566
Richelieu Hardware  (3) 576,900 15,486
Shopify, Class A  (1) 1,080,760 37,055
Spin Master  1,573,897 48,637
Summit Industrial Income REIT  (3) 1,319,800 16,866
Total Canada (Cost
$236,585
)
327,304
CHINA 13.2%
Common Stocks 6.7%
BOE Varitronix (HKD)  10,702,000 15,869
China Resources Gas Group (HKD)  11,706,000 29,981
China Resources Mixc Lifestyle Services (HKD)  15,605,000 45,698
Country Garden Services Holdings (HKD)  14,075,000 12,302
H World Group (HKD)  10,668,900 29,107
Haier Smart Home, Class H (HKD)  13,536,600 33,882
Kanzhun, ADR (USD)  (1)(3) 5,080,403 55,529
Li Ning (HKD)  2,844,500 14,714
Shandong Weigao Group Medical Polymer, Class H (HKD)  27,320,400 37,642
Tingyi Cayman Islands Holding (HKD)  23,018,000 35,979
Tsingtao Brewery, Class H (HKD)  5,342,000 37,400
Yangzijiang Shipbuilding Holdings (SGD)  55,680,900 47,202
395,305
Common Stocks - China A Shares 6.5%
China Oilfield Services, A Shares (CNH)  11,204,619 25,772
Fuyao Glass Industry Group, A Shares (CNH)  6,904,438 31,609
GoodWe Technologies, A Shares (CNH)  563,225 25,883
Hichain Logistics, A Shares  (4) 4,326,643 15,629
Hongfa Technology, A Shares (CNH)  6,894,832 32,473
Hoymiles Power Electronics, A Shares  (4) 135,960 16,283
Jason Furniture Hangzhou, A Shares (CNH)  4,158,470 17,231
Qingdao Haier Biomedical, A Shares  (4) 4,176,027 44,155
Shandong Pharmaceutical Glass, A Shares (CNH)  5,677,014 21,457
Shenzhen Megmeet Electrical, A Shares (CNH)  9,553,386 33,211
Warom Technology, A Shares  (4) 12,371,343 37,996
Yantai Jereh Oilfield Services Group, A Shares (CNH)  5,444,644 22,432
YTO Express Group, A Shares (CNH)  6,474,434 16,737
Zhejiang HangKe Technology, A Shares (CNH)  1,577,863 10,824
Zhejiang Shuanghuan Driveline, A Shares  (4) 6,492,556 25,293

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Zhongji Innolight, A Shares (CNH)  2,451,944 9,837
386,822
Total China (Cost
$965,158
)
782,127
DENMARK 0.6%
Common Stocks 0.6%
Zealand Pharma  (1) 1,462,224 37,660
Total Denmark (Cost
$42,917
)
37,660
EGYPT 0.3%
Common Stocks 0.3%
Edita Food Industries, GDR (USD)  1,547,875 3,253
Integrated Diagnostics Holdings (USD)  19,203,563 14,774
Total Egypt (Cost
$27,589
)
18,027
FINLAND 0.3%
Common Stocks 0.3%
Valmet  661,269 15,039
Total Finland (Cost
$17,141
)
15,039
FRANCE 3.9%
Common Stocks 3.9%
BioMerieux  151,921 13,442
Edenred  648,174 33,229
Esker  135,920 17,834
Eurofins Scientific  961,281 61,536
Nexity  1,144,252 22,920
SPIE  2,418,672 56,581
Tikehau Capital  (3) 1,162,815 28,251
Total France (Cost
$182,226
)
233,793
GERMANY 3.2%
Common Stocks 3.2%
Adesso  68,533 6,785
AIXTRON  856,032 21,036
Auto1 Group  (1)(3) 749,730 5,042
CANCOM  597,855 14,774
Evotec  (1) 731,254 13,947
flatexDEGIRO  (1)(3) 3,857,872 33,718

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Hypoport (1)(3) 68,100 6,652
Knaus Tabbert  400,468 10,919
MYT Netherlands Parent, ADR (USD)  (1)(3) 1,013,682 11,586
Nagarro  (1)(3) 180,670 17,974
Scout24  329,252 16,872
Shop Apotheke Europe  (1)(3) 698,256 28,915
Total Germany (Cost
$335,898
)
188,220
HONG KONG 0.2%
Common Stocks 0.2%
Impro Precision Industries  54,349,000 14,121
Total Hong Kong (Cost
$21,124
)
14,121
INDIA 4.6%
Common Stocks 4.6%
Astral  1,397,044 34,408
Blue Star  2,048,556 30,609
CreditAccess Grameen  (1) 1,781,945 21,017
Dr Lal PathLabs  372,152 11,515
Fine Organic Industries  146,074 10,149
FSN E-Commerce Ventures  (1) 852,559 12,170
Info Edge India  291,235 13,781
Polycab India  1,091,552 36,635
TeamLease Services  (1) 542,633 19,065
Torrent Pharmaceuticals  2,355,524 46,892
V-Mart Retail  408,578 14,782
Zomato  (1) 31,530,092 24,030
Total India (Cost
$192,400
)
275,053
IRELAND 0.5%
Common Stocks 0.5%
Cairn Homes (GBP)  29,757,760 28,734
Total Ireland (Cost
$38,111
)
28,734
ITALY 4.4%
Common Stocks 4.4%
Amplifon  3,465,511 86,097
Ariston Holding  1,986,868 16,962
Carel Industries  2,933,270 63,889
Ermenegildo Zegna (USD)  3,064,085 33,582
FinecoBank Banca Fineco  3,671,020 49,469

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
GVS (1)(3) 2,606,906 13,375
Total Italy (Cost
$157,520
)
263,374
JAPAN 20.5%
Common Stocks 20.5%
Aida Engineering  2,198,300 12,772
Aiful  (3) 17,763,400 48,380
Aruhi  (3) 631,900 5,936
Daiwabo Holdings  3,548,900 45,793
DIC  1,587,300 26,651
Disco  94,300 22,555
eGuarantee  (3) 761,500 12,299
Eiken Chemical  1,999,200 24,693
Electric Power Development  2,520,300 35,052
Fujitec  (3) 446,400 8,867
Fujitsu General  588,100 13,422
Fukui Computer Holdings  719,300 16,793
Hanwa  1,955,800 47,299
Hikari Tsushin  340,100 41,082
Horiba  477,500 19,591
Idec  (3) 1,322,800 28,333
Media Do  (2) 772,200 11,002
METAWATER  1,459,200 18,674
Mitsui Mining & Smelting  1,357,500 27,418
Modec  (1) 1,902,400 20,702
Musashi Seimitsu Industry  2,520,400 29,088
Nakanishi  1,601,100 29,214
NET One Systems  1,125,400 23,114
Nextage  (3) 2,642,700 50,937
NGK Spark Plug  1,705,000 31,106
Nifco  (3) 935,700 21,731
Nippon Ceramic  679,400 11,805
Nippon Seiki  2,801,100 14,238
Nippon Soda  (2) 1,510,300 45,056
Nipro  5,028,500 37,906
Nitto Boseki  523,700 7,762
NSK  5,328,400 28,162
Obara Group  (2)(3) 1,353,900 31,396
Persol Holdings  644,800 12,910
Rinnai  159,300 10,843
Ryohin Keikaku  1,643,400 15,464
Sakata INX  (2) 4,090,900 29,275
Sankyu  453,800 13,531
Sanwa Holdings  1,819,100 15,670

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Socionext (1) 891,600 31,780
Stanley Electric  1,091,600 18,558
Sumitomo Seika Chemicals  652,700 13,028
Taiheiyo Cement  2,508,600 34,090
Taiyo Yuden  501,200 13,638
Takeuchi Manufacturing  1,190,200 24,003
Takuma  1,510,500 12,541
Tokyo Century  808,200 27,566
Tokyo Tatemono  2,760,100 37,958
Toyo Tire  2,625,300 30,799
Yellow Hat  2,455,200 29,436
Total Japan (Cost
$1,395,425
)
1,219,919
LUXEMBOURG 0.6%
Common Stocks 0.6%
Majorel Group Luxembourg  1,604,365 32,842
Total Luxembourg (Cost
$56,271
)
32,842
MEXICO 0.9%
Common Stocks 0.9%
Corp. Inmobiliaria Vesta  (3) 8,125,700 17,705
Grupo Aeroportuario del Sureste, ADR (USD)  159,100 37,137
Total Mexico (Cost
$40,545
)
54,842
NETHERLANDS 1.6%
Common Stocks 1.6%
Aalberts  609,535 21,146
IMCD  360,497 46,754
Kendrion  464,692 6,721
Van Lanschot Kempen, CVA  946,116 20,419
Total Netherlands (Cost
$57,566
)
95,040
NEW ZEALAND 0.8%
Common Stocks 0.8%
Fisher & Paykel Healthcare  4,091,413 46,499
Total New Zealand (Cost
$5,919
)
46,499

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 0.8%
Common Stocks 0.8%
TGS  3,301,538 44,950
Total Norway (Cost
$49,166
)
44,950
RUSSIA 0.0%
Common Stocks 0.0%
HeadHunter Group, ADR (USD)  (5) 975,900 —
Ozon Holdings, ADR (USD)  (1)(5) 513,691 —
Total Russia (Cost
$40,432
)
—
SAUDI ARABIA 0.4%
Common Stocks 0.4%
Saudi Tadawul Group Holding  383,810 22,155
Total Saudi Arabia (Cost
$11,014
)
22,155
SPAIN 3.1%
Common Stocks 3.1%
Aedas Homes  1,286,887 16,697
Amadeus IT Group, Class A  (1) 1,139,230 59,417
CIE Automotive  875,196 22,294
Fluidra  (3) 2,038,790 27,689
Laboratorios Farmaceuticos Rovi  1,112,260 50,588
Linea Directa Aseguradora Cia de Seguros y Reaseguros  10,483,390 9,825
Total Spain (Cost
$201,911
)
186,510
SWEDEN 2.6%
Common Stocks 2.6%
Avanza Bank Holding  (3) 1,808,925 36,083
Beijer Ref  1,252,940 19,423
MIPS  414,926 13,419
Olink Holding, ADR (USD)  (1) 1,053,500 19,311
Thule Group  (3) 2,079,129 40,960
Trelleborg, Class B  985,674 21,704
Total Sweden (Cost
$110,864
)
150,900

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 2.3%
Common Stocks 2.3%
ams  (1)(3) 2,498,252 14,141
Bossard Holding, Class A  53,960 10,713
DKSH Holding  587,456 42,379
Montana Aerospace  (1)(3) 1,840,489 21,104
PolyPeptide Group  408,609 11,881
Sensirion Holding  (1) 165,158 15,027
SKAN Group  86,991 5,277
Tecan Group  35,175 12,903
Total Switzerland (Cost
$201,421
)
133,425
TAIWAN 0.4%
Common Stocks 0.4%
Chroma ATE  3,774,000 20,605
Total Taiwan (Cost
$25,995
)
20,605
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
Air Arabia  56,721,466 31,504
Total United Arab Emirates (Cost
$15,018
)
31,504
UNITED KINGDOM 17.8%
Common Stocks 17.8%
Abcam  (1) 4,284,002 66,314
AJ Bell  4,952,308 18,420
Ascential  (1)(2) 26,896,567 59,241
Auction Technology Group  (1) 2,203,838 18,861
Baltic Classifieds Group  12,755,405 20,368
Big Yellow Group  1,313,642 16,903
Bridgepoint Group  5,956,879 13,614
Bytes Technology Group  4,911,966 20,228
Croda International  643,433 49,847
Dechra Pharmaceuticals  811,985 24,410
Derwent London  1,038,160 25,694
Diploma  348,276 9,906
Dr. Martens  8,388,798 23,857
FD Technologies  (1) 1,325,970 20,391
Frontier Developments  (1)(3) 1,268,578 19,277
Funding Circle Holdings  (1)(3) 17,557,830 9,846

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Genuit Group  4,957,428 14,488
Genus  1,062,475 31,051
Helios Towers  (1) 20,059,885 28,822
Intermediate Capital Group  3,611,058 43,971
IQE  (1)(2)(3) 63,755,960 30,600
Keywords Studios  2,466,207 68,198
Molten Ventures  (1)(2) 7,972,921 29,226
National Express Group  (1) 11,332,130 21,967
Ninety One  2,725,035 6,338
Ocado Group  (1)(3) 4,902,395 26,577
Oxford Nanopore Technologies  (1) 4,545,026 13,691
Renishaw  406,232 16,301
Rightmove  3,093,235 17,419
Rotork  11,946,155 35,015
Spirax-Sarco Engineering  288,955 35,609
Syncona  (1) 9,502,442 19,072
Trainline  (1) 11,937,039 45,430
Victorian Plumbing Group  (1) 7,406,571 4,890
Victrex  1,532,305 29,103
Watches of Switzerland Group  (1) 4,253,849 37,930
Weir Group  1,959,651 34,145
YouGov  5,010,230 51,284
Total United Kingdom (Cost
$1,222,450
)
1,058,304
UNITED STATES 0.5%
Common Stocks 0.5%
Kosmos Energy  (1) 704,158 4,570
Wix.com  (1)(3) 314,400 26,441
Total United States (Cost
$23,494
)
31,011
VIETNAM 0.3%
Common Stocks 0.3%
FPT  5,607,380 18,101
Total Vietnam (Cost
$23,296
)
18,101
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 3.21%  (2)(6) 53,088,330 53,088
Total Short-Term Investments (Cost $53,088) 53,088

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 3.21%  (2)(6) 137,903,221 137,903
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 137,903
Total Securities Lending Collateral (Cost $137,903) 137,903
Total Investments in Securities
100.9% of Net Assets
(Cost $6,283,831) $ 5,992,271
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) See Note 3. All or a portion of this security is on loan at October 31, 2022.
(4) See Note 3. China A shares held through the QFII are subject to certain restrictions.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Arco Platform, Class A  $ (223) $ (10,653) $ —
Aruhi  (5,251) 1,368 589
Ascential  (274) (86,775) —
CI&T, Class A  22 (4,985) —
Funding Circle Holdings  121 (28,815) —
IQE  (2,312) (9,035) —
Marcopolo  (513) 4,797 209
Media Do  (790) (17,642) 106
Molten Ventures  ^^ 1,247 (77,966) —
Nextage  32,163 (18,225) 524
Nippon Soda  92 (190) 1,871
Obara Group  (80) (9,285) 909
Sakata INX  (365) (9,415) 740
Spin Master  (194) (5,707) 48
Yellow Hat  64 (10,006) 832
T. Rowe Price Government Reserve Fund, 3.21% — — 1,529++
T. Rowe Price Short-Term Fund — — —++
Affiliates not held at period end (42,453) 28,050 102
Totals $ (18,746)# $ (254,484) $ 7,459+

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
Arco Platform, Class A  $ * $ 10,165 $ 1,275 $ 18,902
Aruhi  20,770 — 16,202 *
Ascential  144,395 9,449 7,828 59,241
CI&T, Class A  — 13,471 144 8,342
Funding Circle Holdings  40,233 — 1,572 *
IQE  42,392 — 2,757 30,600
Marcopolo  21,455 — 1,300 24,952
Media Do  * 3,413 1,522 11,002
Molten Ventures  ^^ 115,166 — 7,974 29,226
Nextage  97,418 — 28,256 *
Nippon Soda  * 7,430 1,033 45,056
Obara Group  33,157 8,380 856 31,396
Sakata INX  33,376 6,367 1,053 29,275
Spin Master  56,576 — 2,232 *
V-Cube  30,254 — 58,304 —
Yellow Hat  * 7,577 928 *
T. Rowe Price Government
Reserve Fund, 3.21% 204,031   ¤   ¤ 190,991
T. Rowe Price Short-Term Fund 127,807   ¤   ¤ —
Total $ 478,983^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $7,459 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $644,313.
^^ Includes previously reported affiliates Draper Esprit acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,283,831) $ 5,992,271
Foreign currency (cost $87,117) 84,803
Receivable for investment securities sold 12,443
Dividends receivable 11,539
Receivable for shares sold 4,598
Other assets 5,310
Total assets 6,110,964
Liabilities
Obligation to return securities lending collateral 137,903
Payable for shares redeemed 12,488
Payable for investment securities purchased 5,259
Investment management fees payable 5,226
Due to affiliates 79
Payable to directors 1
Other liabilities 9,012
Total liabilities 169,968
NET ASSETS $ 5,940,996

T. ROWE PRICE International Discovery Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (185,772)
Paid-in capital applicable to 110,512,310 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 6,126,768
NET ASSETS $ 5,940,996
NET ASSET VALUE PER SHARE
Investor Class
($2,646,519,288 / 49,306,766 shares outstanding) $ 53.67
I Class
($3,172,275,320 / 58,945,955 shares outstanding) $ 53.82
Z Class
($122,201,325 / 2,259,589 shares outstanding) $ 54.08

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $11,185) $ 125,323
Securities lending 844
    Interest 43
Total income 126,210
Expenses
Investment management 83,600
Shareholder servicing
Investor Class $ 6,117
I Class 284 6,401
Prospectus and shareholder reports
Investor Class 464
I Class 144 608
Custody and accounting 1,895
Registration 209
Legal and audit 85
Directors 21
Miscellaneous 393
Waived / paid by Price Associates (1,624)
Total expenses 91,588
Net investment income 34,622

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2,211) 299,454
Foreign currency transactions (6,048)
Net realized gain 293,406
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(7,709)) (4,157,736)
Other assets and liabilities denominated in foreign currencies (3,096)
Change in net unrealized gain / loss (4,160,832)
Net realized and unrealized gain / loss (3,867,426)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (3,832,804)

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 34,622 $ (317)
Net realized gain 293,406 1,432,129
Change in net unrealized gain / loss (4,160,832) 1,147,453
Increase (decrease) in net assets from operations (3,832,804) 2,579,265
Distributions to shareholders
Net earnings
Investor Class (776,273) (250,551)
I Class (615,703) (174,011)
Z Class (27,787) –
Decrease in net assets from distributions (1,419,763) (424,562)
Capital share transactions
*
(1)
Shares sold
Investor Class 492,200 642,583
I Class 1,614,157 876,116
Z Class 9,756 191,738
Distributions reinvested
Investor Class 742,081 240,463
I Class 554,860 157,804
Z Class 27,787 –
Shares redeemed
Investor Class (1,860,167) (1,215,735)
I Class (1,208,988) (1,251,843)
Z Class (14,666) (5,720)
Increase (decrease) in net assets from capital share
transactions 357,020 (364,594)

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (4,895,547) 1,790,109
Beginning of period 10,836,543 9,046,434
End of period $ 5,940,996 $ 10,836,543
*Share information (000s)
(1)
Shares sold
Investor Class 6,847 6,773
I Class 23,524 9,087
Z Class 156 2,034
Distributions reinvested
Investor Class 9,109 2,735
I Class 6,802 1,792
Z Class 342 –
Shares redeemed
Investor Class (27,194) (12,773)
I Class (18,456) (13,483)
Z Class (216) (57)
Increase (decrease) in shares outstanding 914 (3,892)
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE International Discovery Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S. The fund has three classes of shares: the International Discovery
Fund (Investor Class), the International Discovery Fund–I Class (I Class) and the
International Discovery Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE International Discovery Fund

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2022, the fund realized
$22,264,000 of net gain on $74,166,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE International Discovery Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Discovery Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Discovery Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 314,218  $ 5,462,110  $ —  $ 5,776,328
Preferred Stocks —  24,952  —  24,952
Short-Term Investments 53,088  —  —  53,088
Securities Lending
Collateral 137,903  —  —  137,903
Total $ 505,209  $ 5,487,062  $ —  $ 5,992,271

T. ROWE PRICE International Discovery Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO).
The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold;
however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai

T. ROWE PRICE International Discovery Fund

Stock Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen
Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating
T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in
A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai
Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S.
dollar value. Generally, the fund is not subject to capital gains tax in China related to its
A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$129,323,000; the value of cash collateral and related investments was $137,903,000.

T. ROWE PRICE International Discovery Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,951,912,000 and $2,921,521,000, respectively, for the year ended
October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, redemptions in kind, deemed distributions on shareholder redemptions, the character of net currency losses, the character of income on passive foreign investment companies, and the differences in treatment of corporate actions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital
gains, if any) $ 299,782  $ 145,218
Long-term capital gain 1,119,981  279,344
Total distributions $ 1,419,763  $ 424,562

T. ROWE PRICE International Discovery Fund

At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies, and the differences in treatment of corporate actions.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the
($000s)
Cost of investments $ 6,361,819
Unrealized appreciation $ 1,515,607
Unrealized depreciation (1,896,473)
Net unrealized appreciation (depreciation) $ (380,866)
($000s)
Undistributed long-term capital gain $ 195,094
Net unrealized appreciation (depreciation) (380,866)
Total distributable earnings (loss) $ (185,772)

T. ROWE PRICE International Discovery Fund

extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place

T. ROWE PRICE International Discovery Fund

indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2022, expenses incurred pursuant to these service agreements were $107,000 for Price
Associates; $1,762,000 for T. Rowe Price Services, Inc.; and $208,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 02/29/24 N/A
(Waived)/repaid during the period ($000s) $— $(1,624)

T. ROWE PRICE International Discovery Fund

as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2022, the fund incurred $9,000 in interest expense related to outstanding borrowings on three days in the average amount of
$69,100,000 and at an average annual rate of 1.66%. At October 31, 2022, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE International Discovery Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Discovery Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Discovery Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of October 31, 2022, the related statement of operations for the year ended
October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Discovery Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Discovery Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$299,778,000 from short-term capital gains
$1,192,589,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $97,370,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
The fund will pass through foreign source income of $41,331,000 and foreign taxes paid of $11,298,000.

T. ROWE PRICE International Discovery Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Discovery Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Discovery Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Discovery Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE International Discovery Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Discovery Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, Jr., CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun A. Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401494
F38-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$25,548
Audit-Related Fees	-	-
Tax Fees	-	2,840
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022